Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials	$ 118,400	$ 28,661
Work-in-progress	128,182	26,277
Finished goods	5,417	9,950
Total	$ 251,999	$ 64,888